Identifiable Intangible Assets and Goodwill Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]
The components of intangible assets at December 31 are as follows:

	December 31,
	2012			2011
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer relationships	50,400	(44,139)	6,261	50,400	(40,653)	9,747
	50,400	(44,139)	6,261	50,400	(40,653)	9,747
Future projected amortization expense for the years ending December 31 is as follows:

2013	$2,194
2014	1,569
2015	1,123
2016	802
2017	573

$6,261